Investments in joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2023
Investments accounted for using equity method [abstract]
Disclosure of joint ventures

	2023			2022
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	277	961	1,238	229	638	867
Exchange adjustments	20	52	72	6	19	25
Additions	40	157	197	17	469	486
Share of post-tax results for the year	9	162	171	43	49	92
Share of other comprehensive income of associates, net of tax	1	—	1	1	—	1
Dividends received	(30)	(152)	(182)	(35)	(123)	(158)
Disposals	(167)	—	(167)	—	(50)	(50)
Other movements¹	4	(34)	(30)	16	(41)	(25)
Share of net assets at 31 March	154	1,146	1,300	277	961	1,238
1.Other movements relate to tax liabilities for US and certain UK associates and joint ventures which are borne by the Group and the elimination of profits arising from sales to the Group’s share of joint ventures.
The following table describes the Group’s material joint ventures and associates at 31 March 2023:

Joint venture	% stake
BritNed Development Limited[1]	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity interconnector between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited[1]	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and is a subsea electricity interconnector between Great Britain and Belgium, which became operational on 31 January 2019.
Emerald Energy Venture LLC	51%	Emerald is a joint venture with Washington State Investment Board and builds and operates wind and solar assets. Emerald was acquired on 11 July 2019.
Community Offshore Wind, LLC	27.3%
Community Offshore Wind (formerly known as Bight Wind Holdings LLC) is a joint venture with RWE Renewables. Following the successful win at auction of six seabed leases in northeastern US in the prior year, Community Offshore Wind commenced the development of an offshore wind project which will play a key role in supplying clean energy to customers in New York.

1.BritNed and Nemo have reporting periods ending on 31 December with monthly management reporting information provided to the Group.
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Community Offshore Wind LLC
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	397	390	514	515	1,598	1,070	925	7
Cash and cash equivalents	208	77	77	7	169	134	19	3
All other current assets	29	10	8	7	14	8	—	835
Non-current liabilities	(55)	(52)	(3)	(34)	(244)	(182)	(19)	(1)
Non-current financial liabilities	(31)	(29)	(32)	—	(398)	(310)
Current liabilities	(34)	(15)	(131)	(33)	(131)	(66)	(3)	(2)
Current financial liabilities	—	—	—	—	(95)	(23)	—	—
Net assets	514	381	433	462	913	631	922	842
Group’s ownership interest in joint venture/associate	257	191	217	231	466	322	251	230
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	(85)	(49)	—	(1)
Carrying amount of the Group’s investment	257	191	217	231	381	273	251	229

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Community Offshore Wind LLC
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	358	131	88	148	75	25	—	—
Depreciation and amortisation	(16)	(15)	(23)	(23)	(29)	(17)	—	—
Other income/(costs)	22	(9)	(1)	(6)	(46)	(145)	1	(1)
Operating profit/(loss)	364	107	64	119	—	(137)	1	(1)
Net interest expense	(2)	(2)	(7)	(1)	(6)	(5)	—	—
Profit/(loss) before tax	362	105	57	118	(6)	(142)	1	(1)
Income tax expense	(82)	(20)	(11)	(22)	—	—	—	—
Profit/(loss) for the year	280	85	46	96	(6)	(142)	1	(1)
Group’s share of profit/(loss)	140	43	23	48	(3)	(72)	—	—
Group adjustment: tax credit	—	—	—	—	1	19	—	—
Group’s share of post-tax results for the year	140	43	23	48	(2)	(53)	—	—

Disclosure of associates

	2023			2022
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	277	961	1,238	229	638	867
Exchange adjustments	20	52	72	6	19	25
Additions	40	157	197	17	469	486
Share of post-tax results for the year	9	162	171	43	49	92
Share of other comprehensive income of associates, net of tax	1	—	1	1	—	1
Dividends received	(30)	(152)	(182)	(35)	(123)	(158)
Disposals	(167)	—	(167)	—	(50)	(50)
Other movements¹	4	(34)	(30)	16	(41)	(25)
Share of net assets at 31 March	154	1,146	1,300	277	961	1,238
1.Other movements relate to tax liabilities for US and certain UK associates and joint ventures which are borne by the Group and the elimination of profits arising from sales to the Group’s share of joint ventures.
The following table describes the Group’s material joint ventures and associates at 31 March 2023:

Joint venture	% stake
BritNed Development Limited[1]	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity interconnector between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited[1]	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and is a subsea electricity interconnector between Great Britain and Belgium, which became operational on 31 January 2019.
Emerald Energy Venture LLC	51%	Emerald is a joint venture with Washington State Investment Board and builds and operates wind and solar assets. Emerald was acquired on 11 July 2019.
Community Offshore Wind, LLC	27.3%
Community Offshore Wind (formerly known as Bight Wind Holdings LLC) is a joint venture with RWE Renewables. Following the successful win at auction of six seabed leases in northeastern US in the prior year, Community Offshore Wind commenced the development of an offshore wind project which will play a key role in supplying clean energy to customers in New York.

1.BritNed and Nemo have reporting periods ending on 31 December with monthly management reporting information provided to the Group.
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Community Offshore Wind LLC
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	397	390	514	515	1,598	1,070	925	7
Cash and cash equivalents	208	77	77	7	169	134	19	3
All other current assets	29	10	8	7	14	8	—	835
Non-current liabilities	(55)	(52)	(3)	(34)	(244)	(182)	(19)	(1)
Non-current financial liabilities	(31)	(29)	(32)	—	(398)	(310)
Current liabilities	(34)	(15)	(131)	(33)	(131)	(66)	(3)	(2)
Current financial liabilities	—	—	—	—	(95)	(23)	—	—
Net assets	514	381	433	462	913	631	922	842
Group’s ownership interest in joint venture/associate	257	191	217	231	466	322	251	230
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	(85)	(49)	—	(1)
Carrying amount of the Group’s investment	257	191	217	231	381	273	251	229

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Community Offshore Wind LLC
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	358	131	88	148	75	25	—	—
Depreciation and amortisation	(16)	(15)	(23)	(23)	(29)	(17)	—	—
Other income/(costs)	22	(9)	(1)	(6)	(46)	(145)	1	(1)
Operating profit/(loss)	364	107	64	119	—	(137)	1	(1)
Net interest expense	(2)	(2)	(7)	(1)	(6)	(5)	—	—
Profit/(loss) before tax	362	105	57	118	(6)	(142)	1	(1)
Income tax expense	(82)	(20)	(11)	(22)	—	—	—	—
Profit/(loss) for the year	280	85	46	96	(6)	(142)	1	(1)
Group’s share of profit/(loss)	140	43	23	48	(3)	(72)	—	—
Group adjustment: tax credit	—	—	—	—	1	19	—	—
Group’s share of post-tax results for the year	140	43	23	48	(2)	(53)	—	—